Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

(in millions)

	Balance at	Charged to	Capital	Net Operating	Charged to		Balance
	Beginning	Cost and	Loss	Loss	Other		at End of
	of Period	Expense	Carryforward	Carryforward	Accounts	Deductions	Period
Year ended December 31, 2011
Deducted from assets:
Valuation allowance for deferred tax asset	$49.6	$(1.0)	$0.0	$0.0	$1.8	$0.0	$50.4

Year ended December 31, 2010
Deducted from assets:
Valuation allowance for deferred tax asset	$49.5	$(1.0)	$0.0	$1.0	$0.1	$0.0	$49.6

Year ended December 31, 2009
Deducted from assets:
Valuation allowance for deferred tax asset	$47.0	$(1.0)	$2.5	$1.0	$0.0	$0.0	$49.5